Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 329,214,328.86
Previously Paid Amount	24,549.83
Total Fee Amount	28,641.65
Total Offset Amount	4,091.82
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A